JACOBS & COMPANY

                          JACOBS & COMPANY MUTUAL FUND
                              TICKER SYMBOL: JACOX
                               CUSIP: 007 989 775
                 SHAREHOLDER SERVICES TOLL FREE (877) 560-6823

                               SEMI-ANNUAL REPORT
                                 JULY 31, 2002

                          JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS AT JULY 31, 2002 (UNAUDITED)

  Shares   COMMON STOCKS: 57.3%                                   Market Value
  ------   --------------------                                   ------------

           AEROSPACE/DEFENSE:  11.6%
  13,500   The Boeing Co. #<F2>                                    $   560,520
   9,400   United Technologies Corp. #<F2>                             653,300
                                                                   -----------
                                                                     1,213,820
                                                                   -----------

           AUTOMOBILES: 0.4%
   3,000   Ford Motor Co.                                               40,410
                                                                   -----------

           AIR TRANSPORT: 0.5%
   1,000   FedEx Corp. #<F2>                                            50,950
                                                                   -----------

           CHEMICAL (BASIC):  2.0%
   5,000   E. I. du Pont de Nemours and Co. #<F2>                      209,550
                                                                   -----------

           COMPUTER SYSTEMS (DIVERSIFIED):  7.0%
  17,000   Hewlett-Packard Co.                                         240,550
   7,000   International Business Machines Corp. #<F2>                 492,800
                                                                   -----------
                                                                       733,350
                                                                   -----------

           FINANCE:  2.7%
   8,000   American Express Co.                                        282,080
                                                                   -----------

           FOOD (MISCELLANEOUS): 6.3%
  26,500   ConAgra Foods, Inc. #<F2>                                   665,415
                                                                   -----------

           MANUFACTURING: 6.3%
   3,700   3M Co. #<F2>                                                465,571
   6,000   General Electric Co. #<F2>                                  193,200
                                                                   -----------
                                                                       658,771
                                                                   -----------

           PETROLEUM (INTEGRATED):  8.3%
   3,000   Amerada Hess Corp.                                          205,200
   3,300   Exxon Mobil Corp.*<F1>                                      121,308
  17,000   Marathon Oil Corp.                                          412,080
   2,500   Phillips Petroleum Co.*<F1>                                 129,375
                                                                   -----------
                                                                       867,963
                                                                   -----------

           PHARMACEUTICALS:  3.8%
   4,000   Merck & Co., Inc.                                           198,400
   8,000   Schering-Plough Corp.                                       204,000
                                                                   -----------
                                                                       402,400
                                                                   -----------

           SEMICONDUCTOR:  2.4%
  13,600   Intel Corp. #<F2>                                           255,544
                                                                   -----------

           TELECOMMUNICATION SERVICES:  6.0%
   9,931   AT&T Wireless Services, Inc.*<F1>                            46,576
  14,400   BellSouth Corp.                                             386,640
   6,000   Verizon Communications, Inc.                                198,000
                                                                   -----------
                                                                       631,216
                                                                   -----------

           TOTAL COMMON STOCKS
             (Cost $7,205,827)                                       6,011,469
                                                                   -----------

           PREFERRED STOCKS:  19.2%
           ------------------------

           FINANCIAL SERVICES
  18,300   City Holding Capital Trust II                               448,350
   5,000   Corts-TR Verizon Global,
             7.375%, 12/01/30 Series                                   123,000
  13,500   Ford Motor Co. Capital Trust II,
             6.50%, 1/15/32 Series                                     685,125
  18,000   General Motors, 5.25%, 3/6/32 Series B                      439,200
  10,000   Saturns-AWE, 9.25%, 3/1/31 Series                           194,000
   5,000   Sears Roebuck, 7.00%, 7/15/42 Series                        123,300
                                                                   -----------

           TOTAL PREFERRED STOCKS
             (Cost $2,063,442)                                       2,012,975
                                                                   -----------

Principal
  Amount   U.S. GOVERNMENT AGENCY:  4.7%
---------  -----------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
$178,144   6.00%, 1/15/24                                              182,175
 300,000   6.50%, 7/15/32                                              309,760

  Shares
  ------
  14,728   Government Securities Income
             Fund Unit, Series 1C-GNMA                                     611
                                                                   -----------

           TOTAL U.S. GOVERNMENT AGENCY
             (Cost $487,604)                                           492,546
                                                                   -----------

Principal  U.S. GOVERNMENT
  Amount   OBLIGATION BONDS: 1.8%
---------  ----------------------

$177,866   U.S. Government Treasury Inflation
             Index, 3.625%, 4/15/28                                    193,762
                                                                   -----------

           TOTAL U.S. GOVERNMENT OBLIGATION
             BONDS (Cost $188,644)                                     193,762
                                                                   -----------

  Shares   CORPORATE BONDS:  0.9%
  ------   ----------------------
           SHIPPING
 100,000   Sea Containers Ltd., 12.50%, 12/1/2004                       96,000
                                                                   -----------

           TOTAL CORPORATE BONDS
             (Cost $72,159)                                             96,000
                                                                   -----------

Contracts  PUT OPTIONS PURCHASED:  0.2%
---------  ----------------------------
           DOW JONES INDUSTRIAL AVERAGE INDEX
     100   Expiration September 2002,
             Exercise Price $76.00                                      12,000
     100   Expiration September 2002,
             Exercise Price $78.00                                      11,500
                                                                   -----------

           TOTAL PUT OPTIONS PURCHASED
             (Cost $80,207)                                             23,500
                                                                   -----------

  Shares   SHORT-TERM INVESTMENTS:  14.3%
  ------   ------------------------------
       1   Federated Cash Trust
             Series II Treasury (Cost $1)                                    1
1,500,000  US Treasury Bill (Cost $1,499,516)                        1,499,516
                                                                   -----------

           TOTAL SHORT-TERM INVESTMENTS
             (Cost $1,499,517)                                       1,499,517
                                                                   -----------

           Total Investments in Securities
             (Cost $11,597,400):  98.4%                             10,329,769
           Call Options Written:  (1.9%)                              (195,450)
           Other Assets in excess of Liabilities:  3.5%                366,279
                                                                   -----------
           Net Assets: 100.0%                                      $10,500,598
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
#<F2>  Security is subject to written call option.

See Notes to Financial Statements.

SCHEDULE OF CALL OPTIONS WRITTEN AT JULY 31, 2002 (UNAUDITED)

Contracts  Underlying Security/Expiration Date/Exercise Price     Market Value
---------  --------------------------------------------------     ------------
           ConAgra Foods, Inc.
   100       Expiration September 2002, Exercise Price $25.00        $ (10,000)
   165       Expiration December 2002, Exercise Price $25.00           (28,050)
           E. I. du Pont de Nemours and Co.
    50       Expiration January 2003, Exercise Price $45.00            (10,500)
           FedEx Corp.
    10       Expiration January 2003, Exercise Price $55.00             (3,100)
           General Electric Co.
    60       Expiration January 2003, Exercise Price $32.50            (16,800)
           Intel Corp.
    50       Expiration January 2003, Exercise Price $20.00            (10,750)
    50       Expiration January 2003, Exercise Price $22.50             (6,500)
           International Business Machines Corp.
    70       Expiration October 2002, Exercise Price $75.00            (22,400)
           3M Co.
    13       Expiration October 2002, Exercise Price $115.00           (19,500)
    24       Expiration October 2002, Exercise Price $120.00           (27,360)
           The Boeing Co.
    67       Expiration November 2002, Exercise Price $45.00           (11,390)
    68       Expiration November 2002, Exercise Price $47.50            (7,480)
           United Technologies Corp.
    94       Expiration November 2002, Exercise Price $75.00           (21,620)
                                                                     ---------
           Total Call Options Written
             (proceeds $166,412)                                     $(195,450)
                                                                     ---------
                                                                     ---------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT JULY 31, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at value
     (identified cost $11,597,400)                                 $10,329,769
   Cash                                                                 77,342
   Receivables
       Dividends and interest                                           22,509
       Due from Advisor                                                  8,132
   Prepaid expenses                                                      6,110
   Other Assets                                                        291,000
                                                                   -----------
       Total assets                                                 10,734,862
                                                                   -----------

LIABILITIES
   Call options written, at value (proceeds $166,412)                  195,450
   Payables
       Administration fees                                               3,058
       Distribution fees                                                 4,534
   Other accrued expenses                                               31,222
                                                                   -----------
       Total liabilities                                               234,264
                                                                   -----------

NET ASSETS                                                         $10,500,598
                                                                   -----------
                                                                   -----------

Net asset value, offering and redemption price per share
  [$10,500,598 / 1,076,399 shares outstanding;
  unlimited number of shares (par value $0.01) authorized]               $9.76
                                                                         -----
                                                                         -----

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $10,728,180
   Undistributed net investment income                                  98,587
   Accumulated net realized gain on investments                        970,500
   Net unrealized appreciation (depreciation) of:
       Investments                                                  (1,267,631)
       Options written                                                 (29,038)
                                                                   -----------
NET ASSETS                                                         $10,500,598
                                                                   -----------
                                                                   -----------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 2002 (UNAUDITED)

INVESTMENT INCOME
   Income
       Dividends                                                   $   115,859
       Interest                                                         71,018
                                                                   -----------
           Total income                                                186,877
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                           51,653
       Custody fees                                                     23,436
       Fund accounting fees                                             19,541
       Administration fees (Note 3)                                     17,852
       12B-1 fees (Note 4)                                              12,913
       Audit fees                                                       11,259
       Transfer agent fees                                               7,377
       Legal fees                                                        5,801
       Directors fees                                                    5,665
       Other                                                             3,070
       Registration fees                                                 2,694
       Shareholder reporting                                               973
                                                                   -----------
           Total expenses                                              162,234
           Less: advisory fee waiver (Note 3)                          (58,928)
                                                                   -----------
           Net expenses                                                103,306
                                                                   -----------
               NET INVESTMENT INCOME                                    83,571
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                        861,484
   Net change in unrealized depreciation on investments             (1,420,301)
                                                                   -----------
       Net realized and unrealized loss on investments                (558,817)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $  (475,246)
                                                                   -----------
                                                                   -----------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                            Six Months
                                                              Ended         June 11, 2001*<F4>
                                                          July 31, 2002          through
                                                           (Unaudited)       January 31, 2002
                                                          -------------      ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                   $    83,571          $   61,511
   Net realized gain on security transactions                  861,484             153,753
   Net change in unrealized (depreciation)
     appreciation on investments                            (1,420,301)            123,633
                                                           -----------          ----------
       NET (DECREASE) INCREASE IN NET
         ASSETS RESULTING FROM OPERATIONS                     (475,246)            338,897
                                                           -----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       --             (66,565)
   From net realized gain                                           --             (24,668)
                                                           -----------          ----------
       TOTAL DIVIDENDS AND
         DISTRIBUTION TO SHAREHOLDERS                               --             (91,233)
                                                           -----------          ----------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST
   Net increase in net assets derived from net
     change in outstanding shares (a)<F3>                    1,044,588           9,683,592
                                                           -----------          ----------
       TOTAL INCREASE IN NET ASSETS                            569,342           9,931,256

NET ASSETS
Beginning of period                                          9,931,256                   0
                                                           -----------          ----------
END OF PERIOD                                              $10,500,598          $9,931,256
                                                           -----------          ----------
                                                           -----------          ----------

(a)<F3>  A summary of share transactions is as follows:

                                          Six Months Ended             June 11, 2001*<F4>
                                            July 31, 2002                   through
                                             (Unaudited)                January 31, 2002
                                      ------------------------     -------------------------
                                      Shares   Paid in Capital     Shares    Paid in Capital
                                      ------   ---------------     ------    ---------------
Shares sold                           196,479     $1,979,155      1,002,896     $9,964,113
Shares issued for
  reinvestment of dividends
  and distributions                         0              0          8,999         91,160
Shares redeemed                       (95,190)      (934,567)       (36,785)      (371,681)
                                      -------     ----------      ---------     ----------
Net increase                          101,289     $1,044,588        975,110     $9,683,592
                                      -------     ----------      ---------     ----------
                                      -------     ----------      ---------     ----------

*<F4>  Commencement of operations.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                               Six Months    June 11, 2001*<F5>
                                                  Ended           through
                                              July 31, 2002     January 31,
                                               (Unaudited)          2002
                                              -------------     -----------

Net asset value, beginning of period             $10.18            $10.00
                                                 ------            ------

Income from investment operations:
   Net investment income                           0.08              0.06
   Net realized and unrealized
     (loss) gain on investments                   (0.50)             0.21
                                                 ------            ------
Total from investment operations                  (0.42)             0.27
                                                 ------            ------

Less Distributions:
   From net investment income                      0.00             (0.07)
   From net realized gain on investments           0.00             (0.02)
                                                 ------            ------
Total distributions                                0.00             (0.09)
                                                 ------            ------

Net asset value, end of period                   $ 9.76            $10.18
                                                 ------            ------
                                                 ------            ------

TOTAL RETURN                                      (4.13%)+<F6>       2.74%+<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $10,501            $9,931

Ratio of expenses to average net assets:
   Before expense reimbursement                    3.14%**<F7>       5.96%**<F7>
   After expense reimbursement                     2.00%**<F7>       2.00%**<F7>

Ratio of net investment income to
  average net assets
   After expense reimbursement                     1.62%**<F7>       1.57%**<F7>

Portfolio turnover rate                           67.0%             49.7%

 *<F5>  Commencement of operations.
 +<F6>  Not Annualized.
**<F7>  Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT JULY 31, 2002 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The Jacobs & Company Mutual Fund (the "Fund") is a series of shares of beneficial interest of the Advisors Series Trust (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on June 11, 2001. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in equity securities of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history and fixed income securities. Covered call options written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets. In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

       The Fund was invested in non-institutional lots of GNMA securities during the six months ended July 31, 2002, though non were held at July 31, 2002. Prices of GNMA securities are quoted by pricing services based on the institutional market, however sales of these securities in the odd-lot market could not be effected at institutional prices. As a result, the Fund had estimated the fair value of non-institutional GNMA securities using procedures adopted by the Board of Trustees.

    B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective security. Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

    D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

       When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

       The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

NOTE 3 - COMMITMENTS AND OTHER RELATED
         PARTY TRANSACTIONS

    Jacobs & Company (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended July 31, 2002, the Fund incurred $51,653 in advisory fees.

    The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for an indefinite period, so that its ratio of expenses to average net assets will not exceed 2.00%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended July 31, 2002, the Advisor absorbed expenses of $58,928. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture expire are as follows:

               Year              Amount
               ----              ------
               2007            $124,518
               2008            $ 58,928

    U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

    Fund Asset Level               Fee rate
    ----------------               --------
    Less than $24 million          $36,000
    $24 to $100 million            0.15% of average daily net assets
    $100 to $150 million           0.10% of average daily net assets
    More than $150 million         0.05% of average daily net assets

    For the six months ended July 31, 2002, the Fund incurred $17,852 in administration fees.

    U.S. Bancorp Fund Services, L.L.C. provides fund accounting and transfer agency services for the Fund. Quasar Distributors, L.L.C. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Trust are officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

    The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended July 31, 2002, the Fund paid the Distribution Coordinator $12,913.

NOTE 5 - OPTION CONTRACTS WRITTEN

    The number of option contracts written and the premiums received by the Jacob & Company Mutual Fund during the six months ended July 31, 2002, were as follows:

                              NUMBER OF CONTRACTS       PREMIUMS RECEIVED
                              -------------------       -----------------
Options outstanding,
  beginning of period                  700                  $143,094
Options written                      3,140                   687,410
Options exercised                      (73)                  (15,289)
Options expired                       (405)                  (82,821)
Options closed                      (2,541)                 (565,982)
                                    ------                  --------
Options outstanding,
  end of period                        821                  $166,412
                                    ------                  --------
                                    ------                  --------

NOTE 6 - PURCHASES AND SALES OF SECURITIES

    During the six months ended July 31, 2002, the aggregate purchases and sales of securities (excluding short-term investments) were:

                        PURCHASES         SALES
                        ---------         -----
Long Transactions       $6,502,757      $5,792,480

NOTE 7 - INCOME TAXES

    At July 31, 2002, gross unrealized depreciation of investments for tax purposes were as follows:

    Appreciation                                           $   373,973
    Depreciation                                            (1,511,887)
                                                           -----------
    Net unrealized depreciation on investments             $(1,137,914)
                                                           -----------
                                                           -----------

    At July 31, 2002, the cost of investments for federal income tax purposes was $11,467,683.

                                    ADVISOR
                                Jacobs & Company
                         300 Summers Street, Suite 970
                              Charleston, WV 25301

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                         615 E. Michigan St., 2nd Floor
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                         615 E. Michigan St., 2nd Floor
                              Milwaukee, WI 53202

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                            555 South Flower Street
                             Los Angeles, CA 90071

                         INDEPENDENT PUBLIC ACCOUNTANTS
                          PricewaterhouseCoopers, LLP
                            1177 Avenue of Americas
                               New York, NY 10036

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.